John Hancock Global Environmental Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class NAV [Member] | John Hancock Global Environmental Opportunities Fund | Class NAV
Prospectus [Line Items]
Annual Return [Percent]	5.45%	2.37%	18.08%	(24.37%)